Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 4,903.7	$ 922.1	$ 4,210.0
Tax at statutory federal rate	1,029.8	193.6	884.1
Stock-based compensation	(21.7)	(18.1)	(19.4)
Tax credits	(16.4)	(14.8)	(9.9)
Tax-preferenced investment income	(10.2)	(12.7)	(13.2)
State income taxes, net of federal taxes	14.7	(3.1)	16.6
Nondeductible compensation expense	9.8	11.1	8.4
Tax-deductible dividends	(4.8)	(1.8)	(9.4)
Goodwill impairment	0.0	47.2	0.0
Other items, net	0.1	(0.8)	1.9
Provision for income taxes	$ 1,001.3	$ 200.6	$ 859.1
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	21.00%	21.00%
Stock-based compensation	(1.00%)	(2.00%)	(1.00%)
Tax credits	0.00%	(2.00%)	0.00%
Tax-preferenced investment income	0.00%	(1.00%)	0.00%
State income taxes, net of federal taxes	0.00%	0.00%	0.00%
Nondeductible compensation expense	0.00%	1.00%	0.00%
Tax-deductible dividends	0.00%	0.00%	0.00%
Goodwill impairment	0.00%	5.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	20.00%	22.00%	20.00%